Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Manor Fund
Shareholder Report [Line Items]
Fund Name	MANOR FUND
Class Name	Manor Fund
Trading Symbol	MNRMX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Fund - MNRMX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$69	1.25%

*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 9,300,000	$ 9,300,000
Holdings Count | Holdings	29	29
Advisory Fees Paid, Amount	$ 32,880
Investment Company, Portfolio Turnover	5.77%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$9.3 MILLION

_________________________

PORTFOLIO HOLDINGS:

29

_________________________

PORTFOLIO TURNOVER:

5.77%

________________________

ADVISORY FEES PAID BY FUND:

$32,880

Holdings [Text Block]

top ten holdings

1.	Applied Materials, Inc.	9.25%
2.	Microsoft Corp.	6.61%
3.	Avery Dennison Corp.	5.28%
4.	Elevance Health, Inc.	4.69%
5.	Valero Energy Corp.	4.39%
6.	Microchip Technology, Inc.	4.21%
7.	Apollo Global Management, Inc. Class A	3.98%
8.	JP Morgan Chase & Co.	3.81%
9.	Booking Holdings, Inc.	3.75%
10.	Devon Energy Corp.	3.47%
	Total % of Net Assets	49.44%

Material Fund Change [Text Block]	As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Growth Fund
Shareholder Report [Line Items]
Fund Name	MANOR GROWTH FUND
Class Name	Manor Growth Fund
Trading Symbol	MNRGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Growth Fund - MNRGX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$55	0.99%

*Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 16,200,000	$ 16,200,000
Holdings Count | Holdings	27	27
Advisory Fees Paid, Amount	$ 56,988
Investment Company, Portfolio Turnover	3.90%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$16.2 MILLION

_________________________

PORTFOLIO HOLDINGS:

27

_________________________

PORTFOLIO TURNOVER:

3.90%

________________________

ADVISORY FEES PAID BY FUND:

$56,988

Holdings [Text Block]

top ten holdings

1.	Apple, Inc.	12.15%
2.	Eli Lilly & Co.	7.38%
3.	Microsoft Corp.	6.26%
4.	Amazon.com, Inc.	5.99%
5.	United Rentals, Inc.	5.94%
6.	Apollo Global Management, Inc. Class A	3.99%
7.	Qualcomm, Inc.	3.81%
8.	Alphabet, Inc. Class C	3.67%
9.	Alphabet, Inc. Class A	3.64%
10.	Unitedhealth Group, Inc.	3.55%
	Total % of Net Assets	56.38%

Material Fund Change [Text Block]	As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Bond Fund
Shareholder Report [Line Items]
Fund Name	MANOR BOND FUND
Class Name	Manor Bond Fund
Trading Symbol	MNRBX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Bond Fund - MNRBX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 1,800,000	$ 1,800,000
Holdings Count | Holdings	7	7
Advisory Fees Paid, Amount	$ 4,406
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics NET ASSETS: $1.8 MILLION _________________________ PORTFOLIO HOLDINGS: 7 _________________________ PORTFOLIO TURNOVER: 0.00% ________________________ ADVISORY FEES PAID BY FUND: $4,406
Holdings [Text Block]

top SEVEN holdings

1.	US Treasury Note 4.125% Due 11/15/2032	36.29%
2.	US Treasury Note 0.50% Due 02/28/2026	21.12%
3.	US Treasury Note 1.75% Due 11/15/2029	16.20%
4.	US Treasury Note, Series C, 0.625% Due 05/15/2030	8.03%
5.	US Treasury Note 1.50% Due 08/15/2026	7.96%
6.	US Treasury Note 2.875% Due 05/15/2028	5.36%
7.	Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class	4.77%
	Total % of Net Assets	99.73%

Material Fund Change [Text Block]	As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com